Offerings - Offering: 1	May 11, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value
Amount Registered | shares	950,000
Proposed Maximum Offering Price per Unit	5.11
Maximum Aggregate Offering Price	$ 4,854,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 670.41
Offering Note	(a) Opus Genetics, Inc., a Delaware corporation (the "Registrant"), is filing this Registration Statement to register 950,000 shares of common stock, par value $0.0001 per share (the "Common Stock"), for issuance under the Ocuphire Pharma, Inc. 2021 Inducement Plan, as amended (the "Plan"). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers such additional and indeterminate number of shares of Common Stock, which may become issuable pursuant to the provisions of the Plan relating to adjustments for changes resulting from a stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration which results in an increase in the number of outstanding shares of Common Stock. (b) Estimated in accordance with Rule 457(h) under the Securities Act solely for the purpose of calculating the registration fee, based on the average of the high and low sales price of the Common Stock reported on the Nasdaq Stock Market on May 8, 2026.